Financial risk management - Credit risk (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Details of credit risk
Number of days for payment that specific agreements may go beyond	30 days
Trade receivables	£ 159,679,000	£ 33,740,000
Transfer fees receivable	£ 57,726,000	18,270,000
Percentage of provision for trade receivables that are past due and impaired	100.00%
Minimum
Details of credit risk
Credit term for other sales	14 days
Maximum
Details of credit risk
Credit term for other sales	30 days
Cost / gross value
Details of credit risk
Trade receivables	£ 172,829,000	46,694,000
Trade receivables | Cost / gross value
Details of credit risk
Financial assets	172,829,000	46,694,000
Trade receivables | Cost / gross value | Neither past due nor impaired
Details of credit risk
Financial assets	154,946,000	29,437,000
Trade receivables | Cost / gross value | Past due, not impaired
Details of credit risk
Financial assets	4,733,000	4,303,000
Trade receivables | Cost / gross value | Not past due, impaired
Details of credit risk
Financial assets	2,559,000
Trade receivables | Cost / gross value | Past due, impaired
Details of credit risk
Financial assets	£ 10,591,000	£ 12,954,000